ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Oct. 31, 2022
Accounts And Other Receivables
ACCOUNTS AND OTHER RECEIVABLES	5. ACCOUNTS AND OTHER RECEIVABLES
	October 31, 2022	October 31, 2021	January 31, 2021
Trade receivables	$103,471	$36,734	$7,206
Sales taxes receivable	71,785	124,313	73,953
	$175,256	$161,047	$81,159